Reverse recapitalization - Summary of Identifiable Net Assets Acquired (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) $ in Thousands	Jun. 23, 2022 USD ($)
Reverse Recapitalization [Line Items]
Cash and cash equivalents	$ 579,146
Prepaid assets	6,050
Public warrant liability	(40,320)
Private warrant liability	(22,770)
Total GGI identifiable net assets at fair value	$ 522,106